LOANS PAYABLE - RELATED PARTIES (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LOANS PAYABLE - RELATED PARTIES
Summary of loans from related parties

	As of December 31,
	2021	2020
Loan payable to related parties for the acquisition of Wealth Dynamics
Current portion	$425,551	$400,000
Non-current portion	—	—
Subtotal	425,551	400,000
Other loans payable to related parties, current	—	189,502
Total loans payable to related parties	$425,551	$589,502

	As of December 31,
	2020	2019
Loan payable to related parties for the acquisition of Entrepreneurs Institute
Current portion	$400,000	$400,000
Non-current portion	—	400,000
Subtotal	400,000	800,000
Other loans payable to related parties, current	189,502	32,800
Total loans payable to related parties	$589,502	$832,800